Derecognition of financial assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Securitisations [member] - CAD ($)
$ in Millions
	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 24,723	$ 23,755	$ 23,237
Fair value of associated liabilities	23,822	22,560	22,468
Net position	$ 901	$ 1,195	$ 769